Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Inventories - Inventories [Text Block]	Philips Group Inventories in millions of EUR
	2022	2023
Raw materials and supplies	1,541	1,309
Work in process	648	552
Finished goods	1,860	1,629
Inventories	4,049	3,491